Equity Accounted Investments - Condensed Summary of Company's Financial Information for Joint Venture (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Income from vessel operations	$ (150,393)	$ 108,412	$ 234,123
Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
REVENUES	659,030	303,607	232,516
Income from vessel operations	241,702	118,408	91,290
Realized and unrealized loss on derivative instruments	(56,307)	(127,230)	(95,750)
Net income (loss)	120,395	(48,996)	(44,794)
Joint Venture [Member] | Cash and restricted cash [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	229,963	184,296
Joint Venture [Member] | Other assets - current [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	125,152	105,925
Joint Venture [Member] | Vessels and Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	2,114,435	462,335
Joint Venture [Member] | Net investment in direct financing leases [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	1,938,011	1,728,902
Joint Venture [Member] | Other assets - non - current [Member]
Schedule of Equity Method Investments [Line Items]
Net investment in direct financing leases	228,887	188,384
Joint Venture [Member] | Current portion of long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt	1,106,706	106,584
Joint Venture [Member] | Other liabilities - current [Member]
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt	193,785	138,945
Joint Venture [Member] | Long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	1,911,419	1,567,215
Joint Venture [Member] | Other liabilities - non-current [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 469,220	$ 395,750